Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Aug. 01, 2025 USD ($) shares $ / shares Rate	May 19, 2025 USD ($) shares $ / shares Rate	Feb. 28, 2025 USD ($) shares $ / shares Rate	Feb. 27, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have adopted an Equity Award Grant Policy that sets forth the process and timing for us to follow when we grant equity awards for shares of our common stock to our employees or advisors or consultants (other than our non-employee directors) pursuant to our equity compensation plans. All grants of equity awards must be approved in advance by our Board, the compensation committee or, subject to the delegation requirements in the policy, our Chief Executive Officer. The equity award granting authority delegated to our Chief Executive Officer applies to employees at the senior vice president level and below who are not (and are not reasonably expected to be upon hiring) officers (as defined in Section 16 of the Exchange Act and Rule 16a-1 promulgated thereunder) and to equity awards within the specific ranges and subject to a maximum annual aggregate amount as may be set forth in the policy, as approved by the compensation committee from time to time.
Generally, equity awards are granted on the following regularly scheduled basis as set forth in the Equity Award Grant Policy: (a) equity awards granted in connection with the hiring of a new employee or the promotion of an existing employee or the engagement of a new consultant will generally be granted, if at all, regularly (either monthly or quarterly) and will be effective on the first day of the month immediately following the month in which such individual’s employment or consulting term begins or promotion occurs, as applicable; (b) equity awards granted to existing employees (other than in connection with a promotion or other special grant) will generally be granted, if at all, on an annual basis and will be effective on the date such grant is approved or such future date as approved by our Board, compensation committee or Chief Executive Officer, as applicable; and (c) any special grants to existing employees will be made, if at all, periodically and will be effective on the date such grant is approved or such future date as approved by our Board, compensation committee or Chief Executive Officer, as applicable.
Our Board, compensation committee and Chief Executive Officer do not take into account any material nonpublic information when determining the timing and terms of equity awards. We do not time our equity award grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of equity award grants. We also do not time the release of material nonpublic information based on equity award grant dates.
The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to our NEOs in the last completed fiscal year during the period beginning four business days before and ending one business day after the filing of our Annual Report on Form 10-K, our Quarterly Reports on Form 10-Q, or the filing or furnishing of any of our Current Reports on Form 8-K that discloses material nonpublic information.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($ per share)	Grant Date Fair Value of the Award ($)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Allan Reine, M.D.	02/27/2025	275,000	2.42	471,598	(1)	4%
Ann Lee, Ph.D.	02/27/2025	275,000	2.42	471,598	(1)	4%
Jeremy Duffield, M.D., Ph.D., FRCP	02/27/2025	275,000	2.42	471,598	(1)	4%
Keith Gottesdiener, M.D.	02/28/2025	500,000	2.52	892,200	(1)	4%
Allan Reine, M.D.	05/19/2025	2,000,000	1.34	1,911,400	(1)	(16)%
Allan Reine, M.D.	05/19/2025	500,000	1.34	—	(1)	(16)%
Allan Reine, M.D.	08/01/2025	850,000	4.04	445,801	(2)	8%
Ann Lee, Ph.D.	08/01/2025	180,995	4.04	197,786	(2)	8%
Ann Lee, Ph.D.	08/01/2025	180,995	4.04	120,691	(2)	8%
1.Amounts reflect the aggregate grant date fair value of option awards granted during the applicable year calculated in accordance with the provisions of Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, Topic 718, Compensation—Stock Compensation, or ASC Topic 718. Such grant date fair values do not take into account any estimated forfeitures. See Note 2, Summary of Significant Accounting Policies, to our audited consolidated financial statements appearing in our 2025 Annual Report for assumptions underlying the valuation of equity awards. The grant date fair value of Dr. Reine’s performance-based stock options grant for 500,000 shares, based on probable achievement of the applicable performance metrics, was $0; the grant date fair value of such performance-based stock option grant, based on maximum achievement of the applicable performance metrics, was $556,800. The amounts reported in this column reflect the accounting cost for these options and do not correspond to the actual economic value that may be received by our NEOs upon the exercise of the options or any sale of the underlying shares of common stock.
2.These options were repriced on August 1, 2025 under our stockholder approved option repricing plan, which is discussed in greater detail in Note 8, Stock-based Compensation, to our consolidated financial statements appearing in our 2025 Annual Report on Form 10-K. Amounts reflect the aggregate incremental fair value of the repriced options, calculated in accordance with the provisions of ASC Topic 718. Such grant date fair values do not take into account any estimated forfeitures. Refer to Note 2, Summary of Significant Accounting Policies, to our consolidated financial statements appearing in our 2025 Annual Report on Form 10-K for assumptions underlying the valuation of equity awards. The amounts reported in this column reflect the accounting cost for these options and do not correspond to the actual economic value that may be received by our NEOs upon the exercise of the options or any sale of the underlying shares of common stock.

Award Timing Method
Generally, equity awards are granted on the following regularly scheduled basis as set forth in the Equity Award Grant Policy: (a) equity awards granted in connection with the hiring of a new employee or the promotion of an existing employee or the engagement of a new consultant will generally be granted, if at all, regularly (either monthly or quarterly) and will be effective on the first day of the month immediately following the month in which such individual’s employment or consulting term begins or promotion occurs, as applicable; (b) equity awards granted to existing employees (other than in connection with a promotion or other special grant) will generally be granted, if at all, on an annual basis and will be effective on the date such grant is approved or such future date as approved by our Board, compensation committee or Chief Executive Officer, as applicable; and (c) any special grants to existing employees will be made, if at all, periodically and will be effective on the date such grant is approved or such future date as approved by our Board, compensation committee or Chief Executive Officer, as applicable.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Our Board, compensation committee and Chief Executive Officer do not take into account any material nonpublic information when determining the timing and terms of equity awards. We do not time our equity award grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of equity award grants. We also do not time the release of material nonpublic information based on equity award grant dates.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to our NEOs in the last completed fiscal year during the period beginning four business days before and ending one business day after the filing of our Annual Report on Form 10-K, our Quarterly Reports on Form 10-Q, or the filing or furnishing of any of our Current Reports on Form 8-K that discloses material nonpublic information.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($ per share)	Grant Date Fair Value of the Award ($)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Allan Reine, M.D.	02/27/2025	275,000	2.42	471,598	(1)	4%
Ann Lee, Ph.D.	02/27/2025	275,000	2.42	471,598	(1)	4%
Jeremy Duffield, M.D., Ph.D., FRCP	02/27/2025	275,000	2.42	471,598	(1)	4%
Keith Gottesdiener, M.D.	02/28/2025	500,000	2.52	892,200	(1)	4%
Allan Reine, M.D.	05/19/2025	2,000,000	1.34	1,911,400	(1)	(16)%
Allan Reine, M.D.	05/19/2025	500,000	1.34	—	(1)	(16)%
Allan Reine, M.D.	08/01/2025	850,000	4.04	445,801	(2)	8%
Ann Lee, Ph.D.	08/01/2025	180,995	4.04	197,786	(2)	8%
Ann Lee, Ph.D.	08/01/2025	180,995	4.04	120,691	(2)	8%
1.Amounts reflect the aggregate grant date fair value of option awards granted during the applicable year calculated in accordance with the provisions of Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, Topic 718, Compensation—Stock Compensation, or ASC Topic 718. Such grant date fair values do not take into account any estimated forfeitures. See Note 2, Summary of Significant Accounting Policies, to our audited consolidated financial statements appearing in our 2025 Annual Report for assumptions underlying the valuation of equity awards. The grant date fair value of Dr. Reine’s performance-based stock options grant for 500,000 shares, based on probable achievement of the applicable performance metrics, was $0; the grant date fair value of such performance-based stock option grant, based on maximum achievement of the applicable performance metrics, was $556,800. The amounts reported in this column reflect the accounting cost for these options and do not correspond to the actual economic value that may be received by our NEOs upon the exercise of the options or any sale of the underlying shares of common stock.
2.These options were repriced on August 1, 2025 under our stockholder approved option repricing plan, which is discussed in greater detail in Note 8, Stock-based Compensation, to our consolidated financial statements appearing in our 2025 Annual Report on Form 10-K. Amounts reflect the aggregate incremental fair value of the repriced options, calculated in accordance with the provisions of ASC Topic 718. Such grant date fair values do not take into account any estimated forfeitures. Refer to Note 2, Summary of Significant Accounting Policies, to our consolidated financial statements appearing in our 2025 Annual Report on Form 10-K for assumptions underlying the valuation of equity awards. The amounts reported in this column reflect the accounting cost for these options and do not correspond to the actual economic value that may be received by our NEOs upon the exercise of the options or any sale of the underlying shares of common stock.

Reine [Member]
Awards Close in Time to MNPI Disclosures
Name		Allan Reine, M.D.			Allan Reine, M.D.
Underlying Securities | shares		850,000			275,000
Exercise Price | $ / shares		$ 4.04			$ 2.42
Fair Value as of Grant Date | $		$ 445,801			$ 471,598
Underlying Security Market Price Change | Rate		8.00%			4.00%
Reine [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Allan Reine, M.D.
Underlying Securities | shares			2,000,000
Exercise Price | $ / shares			$ 1.34
Fair Value as of Grant Date | $			$ 1,911,400
Underlying Security Market Price Change | Rate			(16.00%)
Reine [Member] | Stock Appreciation Rights (SARs)
Awards Close in Time to MNPI Disclosures
Name			Allan Reine, M.D.
Underlying Securities | shares			500,000
Exercise Price | $ / shares			$ 1.34
Fair Value as of Grant Date | $			$ 0
Underlying Security Market Price Change | Rate			(16.00%)
Lee [Member]
Awards Close in Time to MNPI Disclosures
Name					Ann Lee, Ph.D.
Underlying Securities | shares					275,000
Exercise Price | $ / shares					$ 2.42
Fair Value as of Grant Date | $					$ 471,598
Underlying Security Market Price Change | Rate					4.00%
Lee [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Ann Lee, Ph.D.
Underlying Securities | shares		180,995
Exercise Price | $ / shares		$ 4.04
Fair Value as of Grant Date | $		$ 197,786
Underlying Security Market Price Change | Rate		8.00%
Lee [Member] | Stock Appreciation Rights (SARs)
Awards Close in Time to MNPI Disclosures
Name		Ann Lee, Ph.D.
Underlying Securities | shares		180,995
Exercise Price | $ / shares		$ 4.04
Fair Value as of Grant Date | $		$ 120,691
Underlying Security Market Price Change | Rate		8.00%
Duffield [Member]
Awards Close in Time to MNPI Disclosures
Name					Jeremy Duffield, M.D., Ph.D., FRCP
Underlying Securities | shares					275,000
Exercise Price | $ / shares					$ 2.42
Fair Value as of Grant Date | $					$ 471,598
Underlying Security Market Price Change | Rate					4.00%
Gottesdiener [Member]
Awards Close in Time to MNPI Disclosures
Name				Keith Gottesdiener, M.D.
Underlying Securities | shares				500,000
Exercise Price | $ / shares				$ 2.52
Fair Value as of Grant Date | $				$ 892,200
Underlying Security Market Price Change | Rate				4.00%